Expense Example - BlackRock Summit Cash Reserves Fund	Apr. 30, 2026 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 43	[1]
Expense Example, with Redemption, 3 Years	163	[1]
Expense Example, with Redemption, 5 Years	294	[1]
Expense Example, with Redemption, 10 Years	677	[1]
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	219	[2]
Expense Example, with Redemption, 3 Years	454	[2]
Expense Example, with Redemption, 5 Years	813	[2]
Expense Example, with Redemption, 10 Years	1,550	[2]
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	168
Expense Example, with Redemption, 5 Years	303
Expense Example, with Redemption, 10 Years	$ 699

[1]	These expense figures do not reflect the imposition of the CDSC which may be deducted upon the redemption of Investor A Shares of the Fund received in an exchange transaction for Investor A Shares of an Investor A Load-Waived BlackRock Fund as described in the applicable prospectuses. No CDSC is deducted upon the redemption of Investor A Shares of the Fund that are not acquired by exchange.
[2]	Reflects assessment of applicable CDSC assuming Investor C Shares were acquired by exchange from a Non-Money Market BlackRock Fund immediately after purchase of shares from such other fund.